Disposals and impairment - Summary of financial information relating to the sale of businesses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Non-current assets	$ 194,682	$ 194,672
Current assets	92,590	72,982
Non-current liabilities	(116,546)	(122,287)
Current liabilities	(80,287)	(59,799)
Net assets	90,439	85,568
Recycling of foreign exchange on disposal	(345)	(38)	$ (37)
Proceeds from the sale of businesses, net of cash disposed	5,812	4,989	1,701
Discontinued operations [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Non-current assets	1,620	9,092	1,653
Current assets	69	1,539	507
Non-current liabilities	(287)	(1,639)	(257)
Current liabilities	(3)	(782)	(108)
Net assets	1,399	8,210	1,795
Recycling of foreign exchange on disposal	35	(328)	880
Costs on disposal	(5)	13	190
Total carrying amount of net assets disposed, including foreign exchange and cost of disposal	1,429	7,895	2,865
Gains (losses) on sale of businesses	1,632	2,570	(1,190)
Total consideration	3,061	10,465	1,675
Non-cash consideration	(108)	(219)	(938)
Consideration received (receivable)	2,859	(5,257)	964
Proceeds from the sale of businesses, net of cash disposed	5,812	4,989	1,701
Cash and cash equivalents disposed of	2	101	$ 30
Discontinued operations [member] | Alaska
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Consideration received (receivable)		$ 633
Proceeds from the sale of businesses, net of cash disposed	$ 2,177